THE ADVISOR’S EDGE SELECT®

VARIABLE ANNUITY

Issued Through

Peoples Benefit Life Insurance Company

Separate Account V

By

Peoples Benefit Life Insurance Company

Statement of Additional Information

May 17, 2005

All defined terms used herein, which are not defined herein, shall have the same meanings as the same terms used in the accompanying statement of additional information.

The following hereby amends, and to the extent inconsistent replaces, the STANDARDIZED AVERAGE ANNUAL TOTAL RETURN FOR SUBACCOUNTS in the statement of additional information.

TABLE 1 – A STANDARD AVERAGE ANNUAL TOTAL RETURNS
Return of Premium Death Benefit Option and Additional Death Distribution – II (Total Separate Account Annual Expenses: 2.00%)

Subaccount	1 Year Ended 12/31/04	5 Year Ended 12/31/04	10 Year or Inception of The Subaccount(1)	Subaccount Inception Date
VA Global Bond Portfolio	N/A	N/A	N/A	May 1, 2005
VA International Small Value	N/A	N/A	N/A	May 1, 2005
VA International Value Portfolio	N/A	N/A	N/A	May 1, 2005
VA Large Value Portfolio	N/A	N/A	N/A	May 1, 2005
VA Short-Term Fixed Portfolio	N/A	N/A	N/A	May 1, 2005
VA Small Value Portfolio	N/A	N/A	N/A	May 1, 2005
Asset Allocation-Conservative Portfolio-Initial Class	7.54%	N/A	5.63%	May 1, 2002
Asset Allocation-Growth Portfolio-Initial Class	11.92%	N/A	5.41%	May 1, 2002
Asset Allocation-Moderate Portfolio-Initial Class	9.19%	N/A	5.58%	May 1, 2002
Asset Allocation-Moderate Growth Portfolio-Initial Class	11.30%	N/A	5.74%	May 1, 2002
American Century International-Initial Class	12.08%	N/A	3.09%	May 1, 2002
Capital Guardian Global-Initial Class	N/A	N/A	8.58%	May 1, 2004
Capital Guardian Value-Initial Class	N/A	N/A	13.04%	May 1, 2004
Clarion Real Estate Securities-Initial Class	30.22%	19.47%	14.65%	May 3, 1999
Great Companies-AmericaSM-Initial Class	-0.29%	N/A	6.24%	July 1, 2002
Great Companies-TechnologySM-Initial Class	5.92%	N/A	15.58%	July 1, 2002
J.P. Morgan Enhanced Index-Initial Class	8.82%	-5.19%	0.37%	October 26, 1998
Janus Growth-Initial Class	13.24%	-13.17%	-6.86%	May 3, 1999
PIMCO Total Return-Initial Class	2.43%	N/A	3.77%	May 1, 2002
Salomon All Cap-Initial Class	6.98%	N/A	0.34%	June 18, 2001
Templeton Great Companies Global-Initial Class	7.30%	N/A	9.12%	July 1, 2002
Transamerica Equity-Initial Class	13.51%	N/A	1.64%	June 18, 2001
Transamerica Growth Opportunities-Initial Class	14.32%	N/A	10.00%	June 18, 2001
Transamerica Value Balanced-Initial Class	7.79%	N/A	4.37%	May 1, 2002

This Statement of Additional Information Supplement must be accompanied by the

Statement of Additional Information for The Advisor’s Edge Select® Variable Annuity

dated May 1, 2005

TABLE 1 – A (continued) STANDARD AVERAGE ANNUAL TOTAL RETURNS
Return of Premium Death Benefit Option and Additional Death Distribution – II (Total Separate Account Annual Expenses: 2.00%)

Subaccount	1 Year Ended 12/31/04	5 Year Ended 12/31/04	10 Year or Inception of The Subaccount(1)	Subaccount Inception Date
Van Kampen Active International Allocation-Initial Class	13.74%	-6.11%	0.67%	October 26, 1998
Van Kampen Emerging Growth-Initial Class	5.03%	N/A	-7.78%	June 18, 2001
AllianceBernstein Growth Portfolio-Class B	12.26%	N/A	-1.44%	June 18, 2001
AllianceBernstein Large Cap Growth Portfolio-Class B	6.20%	N/A	-5.79%	June 18, 2001
AllianceBernstein Global Technology Portfolio-Class B	3.01%	N/A	-7.62%	June 18, 2001
Credit Suisse-International Focus Portfolio	12.47%	-8.60%	0.53%	October 26, 1998
Credit Suisse-Small Cap Growth Portfolio	8.68%	-7.43%	4.53%	October 26, 1998
Dreyfus-Core Bond Portfolio-Service Class	2.30%	N/A	3.47%	June 18, 2001
The Dreyfus Socially Responsible Growth Fund, Inc. - Service Class	3.84%	N/A	-6.06%	June 18, 2001
Dreyfus VIF-Appreciation Bond Portfolio-Service Class	2.73%	N/A	-1.62%	June 18, 2001
Federated American Leaders Fund II	7.61%	-0.14%	2.09%	October 26, 1998
Federated Capital Income Fund II	7.75%	-6.59%	-4.50%	October 26, 1998
Federated Fund for U.S. Government Securities II	1.56%	4.45%	3.26%	October 26, 1998
Federated High Income Bond Fund II	8.27%	2.70%	3.12%	October 26, 1998
Gartmore GVIT Developing Markets Fund	17.41%	0.78%	9.68%	October 26, 1998
Seligman Capital Portfolio-Class 2 Shares	6.16%	N/A	-3.52%	June 18, 2001
Seligman Communications and Information Portfolio-Class 2 Shares	8.67%	N/A	-1.62%	June 18, 2001
Seligman Global Technology Portfolio-Class 2 Shares	1.78%	N/A	-5.50%	June 18, 2001
Liberty Small Company Growth Fund, Variable Series-Class A	9.27%	-1.29%	6.67%	October 26, 1998
Vanguard-Short-Term Investment Grade Portfolio	0.05%	N/A	1.93%	May 1, 2002
Vanguard-Total Bond Market Index Portfolio	2.14%	N/A	3.49%	May 1, 2002
Vanguard-Equity Index Portfolio	8.61%	N/A	3.87%	May 1, 2002
Vanguard-Mid-Cap Index Portfolio	17.93%	N/A	7.87%	May 1, 2002
Vanguard-REIT Index Portfolio	27.92%	N/A	18.78%	May 1, 2002
Fidelity-VIP Mid Cap Portfolio-Initial Class	N/A	N/A	21.16%	May 1, 2004
Fidelity-VIP Value Strategies Portfolio-Initial Class	N/A	N/A	11.55%	May 1, 2004
Wanger International Small Cap	27.68%	-2.99%	13.65%	October 26, 1998
Wanger U.S. Smaller Companies	15.99%	5.47%	9.79%	October 26, 1998
WFVT Multi-Cap Value Fund	14.45%	4.76%	5.86%	October 26, 1998

(1)	If the corresponding inception date is less than ten years, the performance is for the time period since the corresponding inception date.

TABLE 1 – B STANDARD AVERAGE ANNUAL TOTAL RETURNS
Return of Premium Death Benefit Option and No Optional Features (Total Separate Account Annual Expenses: 1.45%)

Subaccount	1 Year Ended 12/31/04	5 Year Ended 12/31/04	10 Year or Inception of The Subaccount(1)	Subaccount Inception Date
VA Global Bond Portfolio	N/A	N/A	N/A	May 1, 2005
VA International Small Value	N/A	N/A	N/A	May 1, 2005
VA International Value Portfolio	N/A	N/A	N/A	May 1, 2005
VA Large Value Portfolio	N/A	N/A	N/A	May 1, 2005
VA Short-Term Fixed Portfolio	N/A	N/A	N/A	May 1, 2005
VA Small Value Portfolio	N/A	N/A	N/A	May 1, 2005

(1)	If the corresponding inception date is less than ten years, the performance is for the time period since the corresponding inception date.

The following hereby amends, and to the extent inconsistent replaces, the NON-STANDARDIZED ADJUSTED HISTORICAL AVERAGE ANNUAL TOTAL RETURN in the statement of additional information.

TABLE 2 Hypothetical (Adjusted Historical) Average Annual Total Returns
Return of Premium Death Benefit Option and No Optional Features (Total Separate Account Annual Expenses: 1.45%)

Subaccount	1 Year Ended 12/31/03	5 Year Ended 12/31/03	10 Year or Inception of The Subaccount(1)	Portfolio Inception Date
VA Global Bond Portfolio	1.29%	4.00%	5.47%	January 12, 1995
VA International Small Value	27.07%	10.84%	4.64%	September 29, 1995
VA International Value Portfolio	24.88%	6.08%	7.19%	September 29, 1995
VA Large Value Portfolio	15.69%	4.89%	9.78%	January 12, 1995
VA Short-Term Fixed Portfolio	-0.67%	2.09%	2.80%	September 29, 1995
VA Small Value Portfolio	21.34%	18.27%	14.47%	September 29, 1995

The following hereby amends, and to the extent inconsistent replaces, the ADMINISTRATIVE SERVICES CONTRACT in the statement of additional information.

We and AFSG, the principal underwriter for the Policies, have contracted with Symmetry Partners, LLC (“Symmetry”), to provide certain administrative services. The administrative services include customer service, aggregation of customer statements, performance reporting, and marketing support. We pay Symmetry an annual fee equal to 0.20% of the amount of assets in the Policies that Symmetry provides administrative services for registered representatives. During fiscal year 2004, AFSG paid no administrative services fees to Symmetry.

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